Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

16. Related party transactions

The following parties/ entities are considered to be related parties of the Group:

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
WEI Zhen	Co-founder and CTO
CHENG Yunpeng	Co-founder and COO
ZENG Liqing	Director and principal shareholder
WANG Bin	Principal shareholder before May 2009
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Shenzhen 7th Road Technology Co., Ltd. ("7th Road")	Significantly influenced by ZENG Liqing who is a director
Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Qiming Funds	Principal shareholder

In November 2008, ZENG Liqing provided a $499,729 interest-free loan to Shanghai Taomee. Shanghai Taomee paid off the loan in April and May 2009.

In March 2009, the five shareholders paid their pro rata share of a RMB2,500,000 to increase (equivalent to $366,129) in the registered capital of Shanghai Taomee. In June 2009, as part of the Reorganization (Note 1), the five shareholders signed a loan agreement with Shanghai Shengran to obtain interest-free loans in a total amount of $366,129 for their respective contributions to the capital of Shanghai Taomee. Shanghai Shengran did not make any loans to the five shareholders as of December 31, 2009, resulting in amounts due to the shareholders of $366,129. Shanghai Shengran subsequently paid the loans in full to the five shareholders in December 2010.

In June 2009, Shanghai Taomee entered into an agreement with PE for developing and operating a 3-D online virtual world for children. For the years ended December 31, 2009, 2010 and 2011, Shanghai Taomee has paid $14,638, $31,208 and $173,281 royalties to PE, respectively. As of December 31, 2011, the Group had an amount due to PE of $13,115.

In September 2010, Shanghai Taomee entered into an operating agreement with 7th Road for the license to Shanghai Taomee of certain operating rights of an online game developed and owned by 7th Road. For the year ended December 31, 2010, Shanghai Taomee paid $71,071 royalties to 7th Road pursuant to this agreement. As of December 31, 2010, the Group had an amount due to 7th Road of $36,750. As of December 31, 2011, 7th Road is no longer a related party to the Company.

As of December 31, 2009, there was $56,114 outstanding balance due from the five shareholders. The amount was settled in December 2010.

In June 2011, Shanghai Shengran entered into an agreement with Taiwan Taomee for the license to Taiwan Taomee of certain operating rights of an online game developed and owned by Shanghai Shengran. Shanghai Shengran also entered into an agreement with Taiwan Taomee for the license of certain offline products which are derived from the online game images. For the year ended December 31, 2011, revenues generated from Taiwan Taomee were $245,015 for online licensing and $240,160 for offline licensing. As of December 31, 2011, the Group had an amount due from Taiwan Taomee of $202,267.

In November, 2011, the Company entered into a share transfer agreement with Qiming Funds at consideration of $52,989, this amount is included in amount due to related parties as of December 31, 2011. Refer to Note 4 for a detailed description of the share transfer.